Stockholders' Equity (Successor)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity (Successor)
14.	STOCKHOLDERS’ EQUITY (Successor)
In conjunction with the Business Combination, all membership interests that were in existence for the Predecessor were acquired by the Successor on
 December
 16, 2020.

The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share. Immediately following the Business Combination, there were:

•	17,541,838 shares of common stock issued and outstanding;

•
15,095,000 warrants outstanding, each exercisable for one share of common stock at an exercise price of $11.50 including 11,500,000 in Public Warrants, 3,000,000 in Private Placement Warrants, 445,000 in Private Warrants and 150,000 in Working Capital Warrants.

•
750,000 Unit Purchase Option “UPO” units that are exercisable for one share of common stock at an exercise price of $10.00 and warrants exercisable for one share of common stock at an exercise price of $11.50

The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors. At December 31, 2020 and 2019, there were no shares of preferred stock issued or outstanding.
The Company exchanged 675,000 UPO units for 283,670 common shares in a cashless exercise in February 2021.
Warrants
The Public Warrants became exercisable 30 days after the completion of the Business Combination; provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available. The Company has agreed that as soon as practicable, the Company will use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the shares of common stock issuable upon exercise of the Public Warrants. The Company will use its best efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the Public Warrants in accordance with the provisions of the warrant agreement. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the Public Warrants is not effective within the specified period following the consummation of Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.
The Company may redeem the Public Warrants:
•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	at any time during the exercise period;

•	upon a minimum of 30 days’ prior written notice of redemption; and

•
if, and only if, the last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a
30-trading
day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders.

•	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.
If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.
The Placement Warrants are identical to the Public Warrants, except that the Placement Warrants and the common stock issuable upon the exercise of the Placement Warrants will not be transferable, assignable or saleable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Placement Warrants will be exercisable on a cashless basis and be non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
The Private Warrants are identical to the Public Warrants, except that the Private Warrants and the common stock issuable upon the exercise of the Private Warrants will not be transferable, assignable or saleable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants may be exercisable on a cashless basis and be non-redeemable
so long as they are held by the initial
purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. Due to this provision, the Private Warrants are accounted for as liabilities.
The Working Capital Warrants are identical to the Public Warrants, except that the Working Capital Warrants and the common stock issuable upon the exercise of the Working Capital Warrants will not be transferable, assignable or saleable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Working Capital Warrants will be exercisable on a cashless basis and be non-redeemable
so long as they are held by the initial purchasers or their
p
ermitted transferees. If the Working Capital Warrants are held by someone other than the initial purchasers or their permitted transferees, the Working Capital Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
Unit Purchase Option
The Company has an outstanding Unit Purchase Option Agreement with EarlyBirdCapital (and its designees), to purchase up to 750,000 Units (Units include 1 common share and 1 warrant per Unit) exercisable at $10.00 per Unit. The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires on March 17, 2023. The option grants to holders demand and “piggyback” rights for periods of five and seven years, respectively, from March 13, 2018 with respect to the registration under the Securities Act of the securities directly and indirectly issuable upon exercise of the option. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions which will be paid for by the holders themselves. The exercise price and number of units issuable upon exercise of the option may be adjusted in certain circumstances including in the event of a stock dividend, or the Company’s recapitalization, reorganization, merger or consolidation. However, the option will not be adjusted for issuances of common stock at a price below its exercise price.
The Company exchanged 675,000 UPO units (which included a cashless conversion of the warrants to common shares, as a part of the unit) for 283,670 common shares in a cashless exercise in February 2021.
BurgerFi Acquisition Shares
The Company issued 6,603,774 common shares to the former members’ of BurgerFi as part of the Acquisition Agreement. This is included in the consideration as discussed in Note 5.
Share-Based Compensation
The Company has the ability to grant stock options, stock appreciation rights, restricted stock, restricted stock units, other stock-based awards and performance compensation awards to current or prospective employees, directors, officers, consultants or advisors. During 2020, the Company approved the 2020 Omnibus Equity Incentive Plan (the “Plan”). The Plan was established to benefit the Company and its stockholders, by assisting the Company to attract, retain and provide incentives to key management employees, directors, and consultants of the Company, and to align the interests of such service providers with those of the Company’s stockholders. Accordingly, the Plan provides for the granting of
Non-qualified
Stock Options, Incentive Stock Options, Restricted Stock Awards, Restricted Stock Unit Awards, Stock Appreciation Rights, Performance Stock Awards, Performance Unit Awards, Unrestricted Stock Awards, Distribution Equivalent Rights or any combination of the foregoing.
The aggregate number of Shares that may be issued under the Plan shall not exceed Two Million (2,000,000) Shares. The aggregate number of Shares reserved for Awards under the Plan (other than Incentive Stock Options) shall automatically increase on January 1 of each year, for a period of not more than ten (10) years, commencing on January 1 of the year following the year after the date the Plan became effective. in an amount equal to five percent (5%) of the total number of shares of common stock outstanding on December 31 of the preceding calendar year, provided that the Committee may determine prior to the first day of the applicable fiscal year to lower the amount of such annual increase.
As of December 31, 2020, there were approximately 700,000 shares of common stock available for future grants under the 2020 Plan.
Restricted Shares
The Company grants RSAs with service, performance and market conditions. The RSAs granted with service conditions generally vest over 4 years. The market conditions include an index to the market value of the stock price of BurgerFi, and the performance conditions are based on key performance indicators, as identified in the employment agreements. The fair value of Restricted Shares granted is determined using the fair market value of the Company’s common stock on the date of grant, as set forth in the applicable plan document.
The following table summarizes activity of Restricted Shares during 2020 (there was no activity prior to December 16, 2020):

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Granted on December 16, 2020	1,300,000	$15.30
Vested	(50,000)	15.70
Forfeited	—	—

Non-vested at December 31, 2020	1,250,000	$15.28

The total fair value of Restricted Shares that vested in 2020 was $785,000. As of December 31, 2020, there was approximately $19,000,000 of total unrecognized compensation cost related to unvested restricted stock or performance stock awards to be recognized over a weighted average period of
4-5
years.
The unrecognized portion of share-based compensation for unvested Market Condition shares (included in above) is approximately $927,000 over 2.96 years. As detailed below, the fair value of the Market Condition shares was determined using a Monte Carlo simulation model.
Performance Shares
The Company grants performance-based awards (restricted shares) to certain officers and key employees. The vesting of these awards is contingent upon meeting one or more defined operational or financial goals (a performance condition) or common stock share prices (a market condition).
The fair values of the performance condition awards granted for the Successor period from December 16, 2020 to December 31, 2020 were determined using the fair market value of the Company’s common stock on the date of grant. Share-based compensation expense recorded for performance condition awards is reevaluated at each reporting period based on the probability of the achievement of the goal. The achievement of this goal was not probable as of December 31, 2020 and therefore no expense was recognized.
The fair value of market condition awards granted for
t
he Successor period from December 16, 2020 to December 31, 2020 were estimated using the Monte Carlo simulation model. The Monte Carlo simulation model utilizes multiple input variables to estimate the probability that the market conditions will be achieved and is applied to the trading price of our common stock on the date of grant.
The input variables are noted in the table below:

Successor
2020
Risk-free interest rate	0.18%
Expected life in years	3
Expected volatility	65.9%
Expected dividend yield (a)	0%

(a)	The Monte Carlo method assumes a reinvestment of dividends.
Share-based compensation expense is recorded ratably for market condition awards during the requisite service period and is not reversed, except for forfeitures, at the vesting date regardless of whether the market condition is met. During the Successor period, $33,000, representing a fair value of $10.45 per share, was recognized ratably as share-based compensation expense for the market condition awards.
Service Condition Shares
The Company grants service-based awards (restricted shares) to certain officers and key employees. The vesting of these awards is contingent upon meeting the requisite service period.
The fair value of restricted stock awards is determined using the publicly-traded price of our common stock on the grant date. The fair value of option awards is calculated using the Black-Scholes option-pricing model. The Black-Scholes model requires us to make assumptions and judgments about the variables used in the calculation, including the expected term, expected volatility, risk-free interest rate, dividend rate and service period.
The following table summarizes activity of the restricted shares during 2020 (there was no activity prior to December 16, 2020):

	Performance Condition		Service Condition		Market Condition
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Granted	950,000	$15.70	250,000	$15.70	100,000	$10.45
Vested	—	—	(50,000)	15.70	—	—
Forfeited	—	—	—	—	—	—

Non-vested at December 31, 2020	950,000	$15.70	200,000	$15.70	100,000	$10.45

Share-based Compensation
Total share-based compensation and the related income tax benefit recognized in the Company’s consolidated statements of operations were as follows:

Successor
(in thousands)	Year Ended December 31, 2020
Performance condition awards	$—
Service condition awards	785
Market condition awards	33

Share-based compensation	818
Less: Income tax benefit	—

Share-based compensation, net of income tax benefit	$818

Warrant Liability
The private placement warrants, consisting of the
warrants exercisable under the PIPE transaction (3,000,000 shares), the private placement warrants (445,000 shares) and the working capital warrants (150,000 shares
), include provisions that affect the settlement amount. Such variables are outside of those used to determine the fair value of a fixed-for-fixed instrument, and as such, the warrants are accounted for as liabilities in accordance with ASC 815-40, with changes in fair value included in the consolidated statement of operations.
The liability classified warrants were priced using a Dynamic Black Scholes model. This process relies upon inputs such as shares outstanding, estimated stock prices, strike price, risk free interest rate and volatility assumptions. The warrant liability was $22,113,000 on December 16, 2020 and $16,516,000 on December 31, 2020. The change in value of warrant liability between the two measurement dates was $5,597,000 and is recognized in the consolidated statement of operations for the period from December 16, 2020 to December 31, 2020. There were no warrants outstanding in the Predecessor periods.
The public warrants (11,500,000 shares) and the UPO warrants (750,000) contain no such provisions and are classified in equity.
The following is an analysis of changes in the derivative liability:

Level 3 (Black Scholes)
Liability at 12-16-2020	$22,113,000
Gain from 12-16-2020 to 12-31-2020	(5,597,000)

Liability at 12-31-2020	$16,516,000

The fair value of the private warrant and working capital warrants are determined using the publicly-traded price of our common stock on the valuation dates of $15.70 on December 16, 2020 and $13.69 on December 31,

F-42

2020. The fair value is calculated using the Black-Scholes option-pricing model. The Black-Scholes model requires us to make assumptions and judgments about the variables used in the calculation, including the expected term, expected volatility, risk-free interest rate, dividend rate and service period.
The fair value of private share warrants for the Successor period from December 16, 2020 to December 31, 2020 were estimated using a Dynamic Black Sholes model. This process relies upon inputs such as shares outstanding, estimated stock prices, strike price, risk free interest rate and volatility assumptions. The calculated warrant price for private warrants was $6.15 and $4.60 on December 16, 2020 and December 31, 2020, respectively.
The input variables for the Black Scholes are noted in the table below:

Successor 2020
Risk-free interest rate	0.36%
Expected life in years	5
Expected volatility	30.0%
Expected dividend yield	0%